Offerings	Aug. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 3,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 520.54
Offering Note	(1) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	(2) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(2) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
(3) The proposed maximum aggregate offering price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants) if any, is $8,000,000.
(4) The registrant may issue pre-funded warrants to purchase common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share at which shares of common stock are being sold to the public in this offering, minus $0.0001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.0001 per share (subject to adjustment as provided for therein).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying warrants
Maximum Aggregate Offering Price	$ 3,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 520.54
Offering Note
(1) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
(5) Based on an assumed per share exercise price for the warrants to purchase Common Stock of 100% of the public offering price per unit in this offering.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying pre-funded warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(3) The proposed maximum aggregate offering price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants) if any, is $8,000,000.

Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 9,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,408.52
Offering Note	(1) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.